Stockholders' Equity and Stock-Based Compensation	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Stockholders' Equity and Stock-Based Compensation
10.	Stockholders’ Equity and Stock-Based Compensation

The Company had issued and outstanding Series A through E Redeemable Convertible Preferred Stock prior to the Acquisition Transaction. In connection with the acquisition transaction, the Series A through E Redeemable Convertible Preferred Stock was converted to Common Stock.

Accordingly, all shares and per share amounts have been retrospectively adjusted to reflect (i) the conversion of the Series A through E Redeemable Convertible Preferred Stock into Common Stock and (ii) the one for 25.00207 exchange of shares of Common Stock.

Common stockholders shall be entitled to receive dividends when and if declared by the Board of Directors. These rights shall be subject to the preferential rights of the preferred stockholders. No dividends have been declared to date. In certain events, including the liquidation, dissolution or winding up of the Company, the remaining assets of the Company shall be distributed ratably among the holders of Common Stock.

Common stockholders are entitled to vote on all matters and are entitled to the number of votes equal to the number of common shares held.

At December 31, 2013, the Company had two stock-based compensation plans which are described below.

2006 Umbrella Option Plan (the 2006 Plan)

Under the 2006 Plan, the Board of Directors may grant options and establish the terms of each grant in accordance with provisions of the 2006 Plan up to an aggregate of 802,416 shares of the Company’s common stock. Plan options are exercisable for up to ten years from the date of issuance. At December 31, 2013, 146,887 shares were available for grant under the 2006 Plan.

2008 Stock Incentive Plan (the 2008 Plan)

On April 4, 2008, the Company’s Board of Directors adopted the 2008 Stock Incentive Plan (the 2008 Plan). Under the 2008 Plan, the Board of Directors may grant options and establish the terms of each grant in accordance with provisions of the 2008 Plan up to an aggregate of 8,750,724 shares of the Company’s common stock. Plan options are exercisable for up to 10 years from the date of issuance. At December 31, 2013, 857,896 shares were available for grant under the 2008 Plan.

A summary of the activity under the Company’s stock option plans are as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2013	7,559,950	$0.60	7.56	$210
Granted	1,406,366	$0.75
Exercised	(125)	$0.34		$58
Cancelled	(417,834)	$0.63
Outstanding at December 31, 2013	8,548,357	$0.62	7.00	$394
Granted (unaudited)	882,073	$0.75
Cancelled (unaudited)	(706,533)	$0.54
Outstanding at September 30, 2014 (unaudited)	8,723,897	$0.64	6.57	$16,258

Exercisable at December 31, 2013	5,496,880	$0.57	6.09	$375
Vested and expected to vest at December 31, 2013	8,397,995	$0.62	6.97	$384
Exercisable at September 30, 2014 (unaudited)	5,999,937	$0.59	5.69	$11,450
Vested and expected to vest at September 30, 2014 (unaudited)	8,589,642	$0.64	6.54	$16,008

Stock-based compensation expense was allocated based on the employees’ function as follows:

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013	2014
			(unaudited)
Research and development	$80	$59	$45	$59
General and administrative	271	176	133	150
Sales and marketing	65	94	73	91
	$416	$329	$251	$300

The fair value of employee options is estimated on the date of each grant using the Black-Scholes option-pricing model. The weighted-average grant-date fair value of options granted during the year ended December 31, 2013 and nine months ended September 30, 2014 were $0.24 and $0.13, respectively. As of December 31, 2013 and September 30, 2014, there was an aggregate of $620 and $400 of unrecognized compensation cost related to non-vested stock-based compensation arrangements under the 2006 Plan and 2008 Plan, respectively. That cost is expected to be recognized over a weighted-average period of 2.57 and 2.53 years for December 31, 2013 and September 30, 2014, respectively.

At December 31, 2013, there were 14,405,491 shares of Common Stock reserved for the potential exercise of warrants (4,852,351) and stock options (9,553,140).